Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Total Revenue ($)

2024	468,288	467,253	150,000	150,000	0.39	42.26	(5,105,084)	-

2023	443,617	106,294	150,000	150,000	4.65	61.40	(9,947,746)	-

2022	2,223,611	781,114	116,667	116,667	53.63	91.79	(14,878,167)	-

Summary compensation table total	$ 468,288	$ 443,617	$ 2,223,611
Compensation actually paid	$ 467,253	106,294	781,114
Adjustment To PEO Compensation, Footnote [Text Block]

	4/30/2025		4/30/2024		4/30/2023
Name	PEO ($)	Average of Non- PEO NEOs ($)	PEO ($)	Average of Non- PEO NEOs ($)	PEO ($)	Average of Non- PEO NEOs ($)

Summary compensation table total	468,288	150,000	443,617	150,000	2,223,611	116,667
Deduction for amounts reported under the stock awards column in the summary compensation table	-	-	-	-	1,789,375	-
Year end value of equity awards granted during year that remain unvested as of year-end	-	-	-	-	346,878	-
Year over year change in fair value of outstanding and unvested equity awards	(1,035)	-	(337,323)	-	-	-
Year over year change in fair value of equity awards granted in prior years and vested in the year	-	-	-	-	-	-
Compensation actually paid	467,253	150,000	106,294	150,000	781,114	116,667

Non-PEO NEO Average Total Compensation Amount	$ 150,000	150,000	116,667
Non-PEO NEO Average Compensation Actually Paid Amount	$ 150,000	150,000	116,667
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 0.0039	0.0465	0.5363
Peer Group Total Shareholder Return Amount	0.4226	0.6140	0.9179
Net Income (Loss) Attributable to Parent	(5,105,084)	(9,947,746)	(14,878,167)
Revenues	(0)	(0)	(0)
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary compensation table total	468,288	443,617	2,223,611
Compensation actually paid	467,253	106,294	781,114
PEO [Member] | Deduction for amounts reported under the stock awards column in the summary compensation table [Member]
Pay vs Performance Disclosure [Table]
Year over year change in fair value of equity awards granted in prior years and vested in the year	(0)	(0)	1,789,375
PEO [Member] | Year end value of equity awards granted during year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Year over year change in fair value of equity awards granted in prior years and vested in the year	(0)	(0)	346,878
PEO [Member] | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Year over year change in fair value of equity awards granted in prior years and vested in the year	(1,035)	(337,323)	(0)
PEO [Member] | Year over year change in fair value of equity awards granted in prior years and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Year over year change in fair value of equity awards granted in prior years and vested in the year	(0)	(0)	(0)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary compensation table total	150,000	150,000	116,667
Compensation actually paid	150,000	150,000	116,667
Non-PEO NEO [Member] | Deduction for amounts reported under the stock awards column in the summary compensation table [Member]
Pay vs Performance Disclosure [Table]
Year over year change in fair value of equity awards granted in prior years and vested in the year	(0)	(0)	(0)
Non-PEO NEO [Member] | Year end value of equity awards granted during year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Year over year change in fair value of equity awards granted in prior years and vested in the year	(0)	(0)	(0)
Non-PEO NEO [Member] | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Year over year change in fair value of equity awards granted in prior years and vested in the year	(0)	(0)	(0)
Non-PEO NEO [Member] | Year over year change in fair value of equity awards granted in prior years and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Year over year change in fair value of equity awards granted in prior years and vested in the year	$ (0)	$ (0)	$ (0)